UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21652

Fiduciary/Claymore MLP Opportunity Fund
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices)(Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100

Date of fiscal year end: November 30

Date of reporting period: June 1, 2018 – August 31, 2018

Item 1.    Schedule of Investments.
Attached hereto.

Fiduciary/Claymore MLP Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2018

	Shares	Value
COMMON STOCKS† - 23.1%
Midstream Natural Gas - 17.2%
The Williams Companies, Inc.[1]	2,321,392	$68,690,019
ONEOK, Inc.	153,840	10,139,594
Total Midstream Natural Gas		78,829,613
Gathering & Processing - 3.9%
Targa Resources Corp.	320,920	17,673,064
Other Energy Infrastructure - 2.0%
Archrock, Inc.[1]	733,033	9,272,868
Total Common Stocks
(Cost $105,002,880)		105,775,545
MASTER LIMITED PARTNERSHIPS AND RELATED ENTITIES† - 138.8%
Diversified Infrastructure - 50.7%
Energy Transfer Partners, LP1	3,154,346	71,130,502
Andeavor Logistics, LP1	1,000,100	48,584,858
MPLX, LP1	1,119,589	39,711,822
Enterprise Products Partners, LP1	1,349,419	38,593,384
Enbridge Energy Partners, LP1	3,077,585	34,653,607
Total Diversified Infrastructure		232,674,173
Midstream Oil - 34.9%
Magellan Midstream Partners, LP1	861,877	58,823,105
Plains All American Pipeline, LP1	1,396,932	36,487,864
Genesis Energy, LP1	859,510	20,568,074
NGL Energy Partners, LP1	1,480,120	16,873,368
Delek Logistics Partners, LP1	390,285	12,469,606
Phillips 66 Partners, LP	143,220	7,370,101
USD Partners, LP1	568,625	5,600,956
PBF Logistics, LP	77,085	1,645,765
Total Midstream Oil		159,838,839

	Shares	Value
MASTER LIMITED PARTNERSHIPS AND RELATED ENTITIES† - 138.8% (continued)
Gathering & Processing - 29.0%
DCP Midstream, LP1	1,756,289	$72,376,670
EnLink Midstream Partners, LP1	3,413,750	60,764,750
Total Gathering & Processing		133,141,420
Midstream Natural Gas - 20.0%
Crestwood Equity Partners, LP	905,335	34,040,596
Enable Midstream Partners, LP1	2,005,795	31,230,228
Tallgrass Energy, LP1	1,069,990	26,311,054
Total Midstream Natural Gas		91,581,878
Marine Transportation - 2.9%
KNOT Offshore Partners, LP1	612,535	13,200,129
Other Energy Infrastructure - 1.3%
Sunoco, LP	133,015	3,603,377
Martin Midstream Partners, LP	218,800	2,483,380
Total Other Energy Infrastructure		6,086,757
Total Master Limited Partnerships and Related Entities
(Cost $372,774,237)		636,523,196
MONEY MARKET FUND† - 1.3%
Dreyfus Treasury & Agency Cash Management - Institutional Shares 1.85%[2]	5,791,836	5,791,836
Total Money Market Fund
(Cost $5,791,836)		5,791,836
Total Investments - 163.2%
(Cost $483,568,953)		$748,090,577
Other Assets & Liabilities, net - (63.2)%		(289,754,183)
Total Net Assets - 100.0%		$458,336,394

†	Value determined based on Level 1 inputs — See Note 2.
1
All or a portion of these securities have been physically segregated and pledged as collateral. As of August 31, 2018, the total amount segregated was $539,914,000, of which $263,550,731 is related to the outstanding line of credit and $276,363,269 is related to reverse repurchase agreements.

2	Rate indicated is the 7 day yield as of August 31, 2018.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2018 (See Note 2 in the Notes to Schedule of Investments):

		Level 2 Significant	Level 3 Significant
	Level 1	Observable	Unobservable
Investments in Securities (Assets)	Quoted Prices	Inputs	Inputs	Total
Common Stocks	$105,775,545	$—	$—	$105,775,545
Master Limited Partnerships and Related Entities	636,523,196	—	—	636,523,196
Money Market Fund	5,791,836	—	—	5,791,836
Total Assets	$748,090,577	$—	$—	$748,090,577

Please refer to the detailed portfolio for a breakdown of investment type by industry category.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the August 31, 2018, reverse repurchase agreements of $110,020,586 are categorized as Level 2 within the disclosure hierarchy.

Fiduciary/Claymore MLP Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2018

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2018, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2018

Note 1 – Organization and Significant Accounting Policies

Organization
Fiduciary/Claymore MLP Opportunity Fund (the “Fund”) was organized as a Delaware statutory trust on October 4, 2004. The Fund is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

For information on the Fund's other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

The Fund’s investment objective is to provide a high level of after-tax total return with an emphasis on current distributions paid to shareholders. The Fund has been structured to seek to provide an efficient vehicle through which its shareholders may invest in a portfolio of publicly traded securities of master limited partnerships (“MLPs”) and MLP affiliates. MLPs combine the tax benefits of limited partnerships with the liquidity of publicly traded securities. The Fund anticipates that a significant portion of the distributions received by the Fund from the MLPs in which it invests will be return of capital. While the Fund will generally seek to maximize the portion of the Fund’s distributions to Common Shareholders that will consist of return of capital, no assurance can be given in this regard. There can be no assurance that the Fund will achieve its investment objective.

Significant Accounting Policies
The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments
The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund's investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund's securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund's officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Funds Investment Advisors, LLC ("GFIA" or the “Adviser”), subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2018

Investment professionals from Advisory Research, Inc. ("ARI" or the "Sub-Adviser") prepare preliminary valuations based on their evaluation of financial data, company specific developments, market valuations of comparable companies, market information and other factors. These preliminary valuations are reviewed by the Valuation Committee with subsequent deliberations until an appropriate price is determined for the Level 3 security.

Note 2 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 3 – Federal Income Tax Information
The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. Accordingly, the Fund generally is subject to U.S. federal income tax on its taxable income at the 21% rate applicable to corporations. In addition, as a regular corporation, the Fund is subject to various state income taxes by reason of its investments in MLPs. As a limited partner in the MLPs, the Fund includes its allocable share of the MLP’s taxable income in computing its own taxable income. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The amount which the Fund is required to pay for U.S. corporate income tax could materially reduce the Fund’s cash available to make distributions on Common Shares.

As of August 31, 2018, the cost of investments and accumulated unrealized appreciation/depreciation on investments for federal income tax purposes were as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation
$483,568,953	$281,083,913	$(16,562,289)	$264,521,624

Note 4 – Subsequent Event
The Fund’s Board approved modifications to certain non-fundamental investment policies and the name of the Fund.

Effective November 9, 2018, under normal market conditions, the Fund will invest at least 80% of its Managed Assets in energy infrastructure MLPs and other energy infrastructure companies. The Fund considers an “energy infrastructure” MLP or company to be an MLP or company (i) engaged in the development, construction, distribution, management, ownership, operation and/or financing of energy infrastructure assets, including, but not limited to, assets used in exploration, development, production, generation, transportation (including marine), transmission, terminal operation, storage, gathering, processing, refining, distribution, mining, or marketing of natural gas, natural gas liquids, crude oil, refined petroleum products (including biodiesel and ethanol), coal or electricity or power generation, or that provides energy-related equipment or services, and that has at least 50% of its assets, income, sales or profits committed to or derived from energy infrastructure related assets or activities or (ii) that have been given a third party industry or sector classification consistent with the energy infrastructure designation. The Fund will invest at least 65% of its Managed Assets in equity securities of MLP entities energy infrastructure MLPs and other energy infrastructure companies.

Effective November 9, 2018, the Fund’s name will change from Fiduciary/Claymore MLP Opportunity Fund to Fiduciary/Claymore Energy Infrastructure Fund.

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fiduciary/Claymore MLP Opportunity Fund

By:        /s/ Brian E. Binder

Name:   Brian E. Binder

Title:      President and Chief Executive Officer

Date:      October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:        /s/ Brian E. Binder

Name:   Brian E. Binder

Title:      President and Chief Executive Officer

Date:      October 26, 2018

By:       /s/ John L. Sullivan

Name:   John L. Sullivan

Title:     Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:     October 26, 2018